3. Accounts Receivable (Details Narrative) (Sept 2020 Note) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision for doubtful accounts	$ 0	$ 41,985	$ 0
Sales Revenue, Net [Member] | Three Customers [Member]
Concentration percentage	72.30%	42.30%	50.10%
Accounts Receivable [Member] | Three Customers [Member]
Concentration percentage	56.40%
Accounts Receivable [Member] | One Customer [Member]
Concentration percentage		38.70%	9.20%